Consolidated statement of changes in equity - USD ($) $ in Millions		Total		Share capital [member]	Other reserves [member]		Former parent net investment [member]		Fair value adjustments on marketable securities [member]	Fair value adjustments on equity securities [member]	Actuarial losses/gain from defined benefit plans [member]		Cumulative currency translation effects [member]	Total value adjustments [member]
Beginning balance (Previously stated [member]) at Dec. 31, 2017		$ 23,029	[1]	$ 0	$ 0		$ 22,942	[1]	$ 25	$ 0	$ (25)		$ 87	$ 87	[2]
Beginning balance (Impact of change in accounting policies [member]) at Dec. 31, 2017	[3]	0	[1]				25	[1]	(25)					(25)	[2]
Beginning balance at Dec. 31, 2017		23,029	[1]	0	0		22,967	[1]	0	0	(25)		87	62	[2]
Net (loss)	[1]	(227)					(227)
Other comprehensive (loss)		(73)	[1]							(23)	8		(58)	(73)	[2]
Total comprehensive (loss)		(300)	[1]				(227)	[1]		(23)	8		(58)	(73)	[2]
Movements of financing provided to former parent, net	[1]	(119)					(119)
Other transactions with former parent	[1]	27					27
Other movements	[1],[4]	2					2
Total other movements	[1]	(90)					(90)
Ending balance at Dec. 31, 2018		22,639	[1]	0	0		22,650	[1]	0	(23)	(17)		29	(11)	[2]
Net (loss)		(656)	[1]		(547)		(109)	[1]
Other comprehensive (loss)		(61)	[1]							(2)	(55)		(4)	(61)	[2]
Total comprehensive (loss)		(717)	[1]		(547)		(109)	[1]		(2)	(55)		(4)	(61)	[2]
Movements of financing provided to former parent, net	[1]	(2,658)					(2,658)
Other transactions with former parent	[1]	(46)					(46)
Reclassification of deferred equity-compensation	[1]	(7)					(7)
Distribution by former parent of share capital		0	[1]	20	19,812		(19,832)	[1]
Equity-based compensation		87	[1]		87
Other movements	[4]	5	[1]		3		2	[1]
Total other movements		(2,619)	[1]	20	19,902		(22,541)	[1]
Ending balance at Dec. 31, 2019		19,303	[1]	20	19,355		0	[1]	0	(25)	(72)		25	(72)	[2]
Net (loss)		(531)	[1]		(531)
Other comprehensive (loss)		(2)	[1]							(7)	(14)		19	(2)	[2]
Total comprehensive (loss)		(533)	[1]		(531)					(7)	(14)		19	(2)	[2]
Equity-based compensation		70	[1]		70
Other movements		(18)	[1],[4]		5	[4]					(23)	[4]		(23)
Total other movements		52	[1]		75						(23)			(23)	[2]
Ending balance at Dec. 31, 2020		$ 18,822	[1]	$ 20	$ 18,899		$ 0	[1]	$ 0	$ (32)	$ (109)		$ 44	$ (97)	[2]

[1]	For periods prior to the Spin-off "Former parent net investment" and "Equity" were presented as "Retained earnings" and "Invested capital", respectively, and were renamed upon the execution of the Spin-off.
[2]	"Total value adjustments" are presented net of the corresponding tax effects.
[3]	The impact of change in accounting policies includes $25 million relating to IFRS 9 implementation and nil relating to IFRS 15 implementation
[4]	Activity includes hyperinflationary accounting (see Note 3 to the Consolidated Financial Statements) and an adjustment to actuarial (losses) for other post-employment benefit obligation assumption changes directly related to the Spin-off on April 9, 2019 but which was not recorded at that time.